Note 9 - Long-term Debt and Financing (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
		As at	As at
	Maturity	June 30, 2020	March 31, 2020
Credit facility (a)	December 1, 2020	$246,256	$236,389
Less: Debt issue costs (a)		(683)	(1,644)
Filter Group financing (b)	October 25, 2023	8,039	9,690
8.75% loan (c)	September 12, 2023	270,543	280,535
6.75% $100M convertible debentures (d)	March 31, 2023	90,907	90,187
6.75% $160M convertible debentures (e)	December 31, 2021	154,791	153,995
6.5% convertible bonds (f)	December 31, 2020	12,403	12,851
		782,256	782,003
Less: Current portion		(262,909)	(253,485)
		$519,347	$528,518

Disclosure of maturity of debt [text block]
	Less than 1 year	1–3 years	4–5 years	Total

Credit facility (a)	$246,256	$-	$-	$246,256
Filter Group financing (b)	4,933	3,105	-	8,038
8.75% loan (c)	-	-	296,205	296,205
6.75% $100M convertible debentures (d)	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	160,000	-	160,000
6.5% convertible bonds (f)	12,403	-	-	12,403
	$263,592	$263,105	$296,205	$822,902

Disclosure of finance cost [text block]
	2020	2019
Credit facility (a)	$5,135	$6,052
Filter Group financing (b)	206	384
8.75% loan (c)	9,264	7,337
6.75% $100M convertible debentures (d)	2,408	2,337
6.75% $160M convertible debentures (e)	3,496	3,430
6.5% convertible bonds (f)	275	804
Supplier finance and others (g)	1,069	3,202
	$21,853	$23,546